Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INCOME TRUST
Entity Central Index Key	0000747677
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000096664
Shareholder Report [Line Items]
Fund Name	DWS High Income Fund
Class Name	Class A
Trading Symbol	KHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[1]
AssetsNet	$ 478,803,227
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 1,137,302
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	478,803,227
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	1,137,302

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	90%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	2%
Convertible Bonds	1%
Common Stocks	0%
Government & Agency Obligations	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	20%
Consumer Discretionary	12%
Materials	12%
Energy	11%
Financials	8%
Health Care	6%
Industrials	6%
Utilities	6%
Real Estate	5%
Information Technology	5%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	1%
A	1%
BBB	6%
BB	54%
B	30%
CCC	6%
Not Rated	1%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000096666
Shareholder Report [Line Items]
Fund Name	DWS High Income Fund
Class Name	Class C
Trading Symbol	KHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%	[2]
AssetsNet	$ 478,803,227
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 1,137,302
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	478,803,227
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	1,137,302

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	90%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	2%
Convertible Bonds	1%
Common Stocks	0%
Government & Agency Obligations	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	20%
Consumer Discretionary	12%
Materials	12%
Energy	11%
Financials	8%
Health Care	6%
Industrials	6%
Utilities	6%
Real Estate	5%
Information Technology	5%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	1%
A	1%
BBB	6%
BB	54%
B	30%
CCC	6%
Not Rated	1%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000148125
Shareholder Report [Line Items]
Fund Name	DWS High Income Fund
Class Name	Class R6
Trading Symbol	KHYQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.67%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[3]
AssetsNet	$ 478,803,227
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 1,137,302
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	478,803,227
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	1,137,302

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	90%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	2%
Convertible Bonds	1%
Common Stocks	0%
Government & Agency Obligations	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	20%
Consumer Discretionary	12%
Materials	12%
Energy	11%
Financials	8%
Health Care	6%
Industrials	6%
Utilities	6%
Real Estate	5%
Information Technology	5%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	1%
A	1%
BBB	6%
BB	54%
B	30%
CCC	6%
Not Rated	1%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000113857
Shareholder Report [Line Items]
Fund Name	DWS High Income Fund
Class Name	Class S
Trading Symbol	KHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$39	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[4]
AssetsNet	$ 478,803,227
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 1,137,302
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	478,803,227
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	1,137,302

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	90%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	2%
Convertible Bonds	1%
Common Stocks	0%
Government & Agency Obligations	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	20%
Consumer Discretionary	12%
Materials	12%
Energy	11%
Financials	8%
Health Care	6%
Industrials	6%
Utilities	6%
Real Estate	5%
Information Technology	5%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	1%
A	1%
BBB	6%
BB	54%
B	30%
CCC	6%
Not Rated	1%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000096667
Shareholder Report [Line Items]
Fund Name	DWS High Income Fund
Class Name	Institutional Class
Trading Symbol	KHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[5]
AssetsNet	$ 478,803,227
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 1,137,302
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	478,803,227
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	1,137,302

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	90%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	2%
Convertible Bonds	1%
Common Stocks	0%
Government & Agency Obligations	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communication Services	20%
Consumer Discretionary	12%
Materials	12%
Energy	11%
Financials	8%
Health Care	6%
Industrials	6%
Utilities	6%
Real Estate	5%
Information Technology	5%
Consumer Staples	2%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	1%
A	1%
BBB	6%
BB	54%
B	30%
CCC	6%
Not Rated	1%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.